WARRANTS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	May. 27, 2014	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Fair value of warrants issued			$ 310,375
Debt discount
Stock based compensation expense		$ 492,359	$ 359,000	$ 1,333,871	$ 1,946,772
$31.50 [Member] | Warrants [Member]
Warrant exercise price		$ 31.50
Warrants repurchased and cancelled		5,001
$22.50 [Member] | Warrants [Member]
Warrant exercise price		$ 22.50
Warrants repurchased and cancelled		1,668
Warrants [Member] | Goods and Services Exchanged for Equity Instrument [Member]
Discount rate		1.49%
Fair value of warrants issued		$ 4,771
Warrant term		5 years
Volatility		124.00%
Dividends		0.00%
Warrants issued to consultant for services		1,251
Stock based compensation expense		$ 4,771
Warrants [Member] | Goods and Services Exchanged for Equity Instrument [Member] | $1.00 [Member]
Warrant exercise price		$ 15.00
Warrants issued to consultant for services		556
Warrants [Member] | Goods and Services Exchanged for Equity Instrument [Member] | $1.25 [Member]
Warrant exercise price		$ 18.75
Warrants issued to consultant for services		695
Warrants [Member] | Series A Preferred Stock [Member]
Warrants issued		193,708
Warrant exercise price		$ 10.50
Warrants [Member] | Placement Agent [Member] | Series A Preferred Stock [Member]
Warrants issued		20,668
Discount rate		1.41%
Fair value of warrants issued		$ 158,441
Warrant term		5 years
Volatility		125.00%
Dividends		0.00%
Warrants [Member] | Consultant [Member] | Series A Preferred Stock [Member]
Warrants issued		9,134
Warrant exercise price		$ 8.25
Discount rate		1.54%
Fair value of warrants issued		$ 26,945
Warrant term		5 years
Volatility		128.00%
Dividends		0.00%
Stock based compensation expense		$ 26,945
Warrants [Member] | Issuance 10[Member] | Series A Preferred Stock [Member]
Warrants issued		1,688
Warrant exercise price		$ 31.50
Discount rate		1.64%
Fair value of warrants issued		$ 127,289
Warrant term		5 years
Volatility		116.80%
Dividends		0.00%
Warrants issued to consultant for services		10,339
Warrants [Member] | Issuance 11[Member] | Series A Preferred Stock [Member]
Warrants issued		204,420
Warrant exercise price		$ 22.50
Convertible Notes Payable [Member] | Warrants [Member]
Warrants issued	43,636
Warrant exercise price	$ 8.25
Convertible Notes Payable [Member] | Warrants [Member] | Placement Agent [Member]
Warrants issued	5,600
Warrant exercise price	$ 10.50
Discount rate	1.54%
Fair value of warrants issued	$ 16,800
Warrant term	5 years
Volatility	128.00%
Dividends	0.00%
Debt discount	$ 16,800